SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation (Details) - ¥ / $	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year-end spot rate	7.0074	7.2960	7.1135
Average rate	7.1178	7.0533	6.5532